Description of the business and organization (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Description of the business and organization
Schedule of the principal subsidiaries

As of March 31, 2023, the principal subsidiaries of the Group are as follows:

		Date of
		Incorporation,
	Percentage of	Merger or	Place of	Major
Subsidiaries	Ownership	Acquisition	Incorporation	Operation
Atour (Tianjin) Hotel Management Co., Ltd.	100%	August 30, 2012	PRC	Hotel management
Shanghai Atour Business Management (Group) Co., Ltd.	100%	February 17,2013	PRC	Hotel management
Xi’an Jiaduo Hotel Management Co., Ltd.	100%	August 30, 2013	PRC	Hotel management
Gongyu (Shanghai) Culture Communication Co., Ltd.	100%	December 02, 2014	PRC	Retail management
Shanghai Qingju Investment Management Co., Ltd.	100%	July 15, 2015	PRC	Investment management
Fuzhou Hailian Atour Hotel Management Co., Ltd.	51%	September 21, 2015	PRC	Hotel management
Chengdu Zhongchengyaduo Hotel Management Co., Ltd.	100%	November 26, 2015	PRC	Hotel management
Shanghai Hongwang Financial Information Service Co., Ltd.	100%	January 27, 2016	PRC	Financial information service management

		Date of
		Incorporation,
	Percentage of	Merger or	Place of	Major
Subsidiaries	Ownership	Acquisition	Incorporation	Operation
Shanghai Shankuai Information Technology Co., Ltd.	100%	February 01,2016	PRC	Retail management
Hangzhou Anduo Hotel Management Co., Ltd.	100%	April 20, 2017	PRC	Hotel management
Shanghai Leiduo Information Technology Co., Ltd.	100%	March 21, 2017	PRC	Retail management
Yueduo (Shanghai) Apartment Management Service Co., Ltd.	80%	March 23, 2017	PRC	Property Management
Shanghai Naiduo Hotel Management Co., Ltd.	100%	July 25, 2017	PRC	Hotel management
Shanghai Zhouduo Hotel Management Co., Ltd.	100%	August 04, 2017	PRC	Hotel management
Shanghai Chengduo Information Technology Co., Ltd.	100%	November 15, 2017	PRC	Software and Technology services
Beijing Chengduo Data Technology Co., Ltd.	100%	January 22, 2018	PRC	Technology services
Shanghai Xiangduo Enterprise Management Co., Ltd.	100%	April 13, 2018	PRC	Hotel management
Shanghai Guiduo Hotel Management Co., Ltd.	100%	May 08,2018	PRC	Hotel management
Atour (Shanghai) Travel Agency Co., Ltd.	100%	July 05, 2018	PRC	Travel agency operation
Guangzhou Zhongduo Hotel Management Co., Ltd.	100%	July 19, 2018	PRC	Hotel management
Shanghai Banduo Hotel Management Co., Ltd.	100%	October 11, 2018	PRC	Hotel management
Beijing Yueduo Property Management Co., Ltd.	80%	February 13, 2019	PRC	Property Management
Shanghai Xingduo Hotel Management Co., Ltd.	100%	May 24, 2019	PRC	Hotel management
Shanghai Jiangduo Information Technology Co., Ltd.	100%	March 07, 2019	PRC	Retail management
Shenzhen Jiaoduo Hotel Management Co., Ltd.	100%	March 25, 2019	PRC	Hotel management
Shanghai Huiduo Hotel Management Co., Ltd.	90%	July 15, 2019	PRC	Hotel management
Shanghai Mingduo Business Management Co., Ltd.	100%	July 18, 2019	PRC	Hotel management
Shanghai Youduo Hotel Management Co., Ltd.	100%	July 26, 2019	PRC	Hotel management
Shanghai Yinduo Culture Communication Co., Ltd.	100%	August 27, 2020	PRC	Retail management
Atour Hotel (HK) Holdings, Ltd.	100%	March 05, 2021	Hong Kong	Investment holding
Shanghai Rongduo Commercial Management Co., Ltd.	100%	June 13, 2022	PRC	Hotel management

As of December 31, 2022, the subsidiaries of the Company are as follows:

		Date of
		Incorporation,
	Percentage of	Merger or	Place of	Major
Subsidiaries	Ownership	Acquisition	Incorporation	Operation
Atour (Tianjin) Hotel Management Co., Ltd.	100%	August 30, 2012	PRC	Hotel management
Shanghai Atour Business Management (Group) Co., Ltd.	100%	February 17,2013	PRC	Hotel management
Xi’an Jiaduo Hotel Management Co., Ltd.	100%	August 30, 2013	PRC	Hotel management
Gongyu (Shanghai) Culture Communication Co., Ltd.	100%	December 02, 2014	PRC	Retail management
Shanghai Qingju Investment Management Co., Ltd.	100%	July 15, 2015	PRC	Investment management
Fuzhou Hailian Atour Hotel Management Co., Ltd.	51%	September 21, 2015	PRC	Hotel management
Chengdu Zhongchengyaduo Hotel Management Co., Ltd.	100%	November 26, 2015	PRC	Hotel management
Shanghai Hongwang Financial Information Service Co., Ltd.	100%	January 27, 2016	PRC	Financial information service management

		Date of
		Incorporation,
	Percentage of	Merger or	Place of	Major
Subsidiaries	Ownership	Acquisition	Incorporation	Operation
Shanghai Shankuai Information Technology Co., Ltd.	100%	February 01,2016	PRC	Retail management
Hangzhou Anduo Hotel Management Co., Ltd.	100%	April 20, 2017	PRC	Hotel management
Shanghai Leiduo Information Technology Co., Ltd.	100%	March 21, 2017	PRC	Retail management
Yueduo (Shanghai) Apartment Management Service Co., Ltd.	80%	March 23, 2017	PRC	Property Management
Shanghai Naiduo Hotel Management Co., Ltd.	100%	July 25, 2017	PRC	Hotel management
Shanghai Zhouduo Hotel Management Co., Ltd.	100%	August 04, 2017	PRC	Hotel management
Shanghai Chengduo Information Technology Co., Ltd.	100%	November 15, 2017	PRC	Software and Technology services
Beijing Chengduo Data Technology Co., Ltd.	100%	January 22, 2018	PRC	Technology services
Shanghai Xiangduo Enterprise Management Co., Ltd.	100%	April 13, 2018	PRC	Hotel management
Shanghai Guiduo Hotel Management Co., Ltd.	100%	May 08,2018	PRC	Hotel management
Atour (Shanghai) Travel Agency Co., Ltd.	100%	July 05, 2018	PRC	Travel agency operation
Guangzhou Zhongduo Hotel Management Co., Ltd.	100%	July 19, 2018	PRC	Hotel management
Shanghai Banduo Hotel Management Co., Ltd.	100%	October 11, 2018	PRC	Hotel management
Beijing Yueduo Property Management Co., Ltd.	80%	February 13, 2019	PRC	Property Management
Shanghai Xingduo Hotel Management Co., Ltd.	100%	May 24, 2019	PRC	Hotel management
Shanghai Jiangduo Information Technology Co., Ltd.	100%	March 07, 2019	PRC	Retail management
Shenzhen Jiaoduo Hotel Management Co., Ltd.	100%	March 25, 2019	PRC	Hotel management
Shanghai Huiduo Hotel Management Co., Ltd.	90%	July 15, 2019	PRC	Hotel management
Shanghai Mingduo Business Management Co., Ltd.	100%	July 18, 2019	PRC	Hotel management
Shanghai Youduo Hotel Management Co., Ltd.	100%	July 26, 2019	PRC	Hotel management
Shanghai Yinduo Culture Communication Co., Ltd.	100%	August 27, 2020	PRC	Retail management
Atour Hotel (HK) Holdings, Ltd.	100%	March 05, 2021	Hong Kong	Investment holding
Shanghai Rongduo Commercial Management Co., Ltd.	100%	June 13, 2022	PRC	Hotel management